Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of expenses [line items]
Salaries and social security taxes	$ 75,912	[1]	$ 64,427	[2]	$ 46,958
Fees and compensation for services	20,922		12,842		10,317
Other personnel expenses	15,505		9,919		10,482
Taxes, charges and contributions	41,711		22,452		18,357
Royalties, easements and fees	79,619		42,863		42,540
Insurance	7,793		5,854		2,991
Rental of real estate and equipment	13,574	[3]	9,272	[4]	11,978	[5]
Survey expenses	333		526		1,212
Depreciation of property, plant and equipment	267,686		171,452		145,894
Amortization of intangible assets	4,833		3,428		2,374
Depreciation of right-of-use assets	19,200		17,873		10,509
Industrial inputs, consumable materials and supplies	37,639		23,529		22,530
Operation services and other service contracts	42,586	[3]	38,922	[4]	21,792	[5]
Preservation, repair and maintenance	93,583	[3]	53,768	[4]	50,989	[5]
Unproductive exploratory drillings	931		3,586		3,832
Transportation, products and charges	64,510	[3]	37,965	[4]	39,374	[5]
Provision for doubtful trade receivables	2,988		12,317		3,184
Publicity and advertising expenses	6,144		3,263		3,616
Fuel, gas, energy and miscellaneous	18,756	[3]	20,177	[4]	10,792	[5]
Total	814,225		554,435		459,721
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	53,176	[6]	43,315	[7]	33,991	[8]
Fees and compensation for services	4,476	[6]	2,469	[7]	2,491	[8]
Other personnel expenses	13,650	[6]	8,789	[7]	8,941	[8]
Taxes, charges and contributions	11,802	[6]	7,287	[7]	7,370	[8]
Royalties, easements and fees	79,381	[6]	42,709	[7]	42,135	[8]
Insurance	7,075	[6]	5,314	[7]	2,692	[8]
Rental of real estate and equipment	12,372	[6]	7,332	[7]	11,079	[8]
Depreciation of property, plant and equipment	253,837	[6]	161,453	[7]	139,345	[8]
Amortization of intangible assets	3,640	[6]	2,821	[7]	2,020	[8]
Depreciation of right-of-use assets	18,075	[6]	16,868	[7]	9,835	[8]
Industrial inputs, consumable materials and supplies	36,376	[6]	22,838	[7]	22,095	[8]
Operation services and other service contracts	36,662	[6]	34,492	[7]	18,512	[8]
Preservation, repair and maintenance	89,200	[6]	50,850	[7]	48,762	[8]
Transportation, products and charges	34,673	[6]	20,966	[7]	23,137	[8]
Fuel, gas, energy and miscellaneous	9,361	[6]	14,761	[7]	5,876	[8]
Total	663,756	[6]	442,264	[7]	378,281	[8]
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	14,260	[9]	13,056	[10]	8,075	[11]
Fees and compensation for services	13,517	[9]	8,667	[10]	6,389	[11]
Other personnel expenses	1,113	[9]	768	[10]	962	[11]
Taxes, charges and contributions	685	[9]	430	[10]	312	[11]
Insurance	495	[9]	403	[10]	181	[11]
Rental of real estate and equipment	34	[9]	48	[10]	38	[11]
Depreciation of property, plant and equipment	5,695	[9]	4,170	[10]	2,839	[11]
Amortization of intangible assets	1,143	[9]	567	[10]	323	[11]
Depreciation of right-of-use assets	15	[9]	16	[10]
Industrial inputs, consumable materials and supplies	440	[9]	258	[10]	183	[11]
Operation services and other service contracts	761	[9]	588	[10]	744	[11]
Preservation, repair and maintenance	1,985	[9]	1,365	[10]	1,021	[11]
Transportation, products and charges	5	[9]	2	[10]	15	[11]
Publicity and advertising expenses	4,302	[9]	2,481	[10]	2,551	[11]
Fuel, gas, energy and miscellaneous	1,446	[9]	1,671	[10]	1,068	[11]
Total	45,896	[9]	34,490	[10]	24,701	[11]
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	8,088		7,230		4,226
Fees and compensation for services	2,915		1,694		1,265
Other personnel expenses	607		326		513
Taxes, charges and contributions	29,129	[12]	14,664	[13]	10,627	[14]
Royalties, easements and fees	60		74		122
Insurance	223		137		118
Rental of real estate and equipment	1,168		1,892		861
Depreciation of property, plant and equipment	8,154		5,829		3,710
Amortization of intangible assets	50		40		31
Depreciation of right-of-use assets	1,110		989		674
Industrial inputs, consumable materials and supplies	782		406		201
Operation services and other service contracts	4,990		3,298		2,249
Preservation, repair and maintenance	2,311		1,501		1,081
Transportation, products and charges	29,832		16,997		16,222
Provision for doubtful trade receivables	2,988		12,317		3,184
Publicity and advertising expenses	1,842		782		1,065
Fuel, gas, energy and miscellaneous	7,720		3,659		3,749
Total	101,969		71,835		49,898
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	388		826		666
Fees and compensation for services	14		12		172
Other personnel expenses	135		36		66
Taxes, charges and contributions	95		71		48
Royalties, easements and fees	178		80		283
Survey expenses	333		526		1,212
Industrial inputs, consumable materials and supplies	41		27		51
Operation services and other service contracts	173		544		287
Preservation, repair and maintenance	87		52		125
Unproductive exploratory drillings	931		3,586		3,832
Fuel, gas, energy and miscellaneous	229		86		99
Total	$ 2,604		$ 5,846		$ 6,841

[1]	Includes 1,726 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.
[2]	Includes 1,539 corresponding to the Work and Production Assistance Program received in benefit of AESA and OPESSA. See Note 36.
[3]	Includes 3,783 and 5,509 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[4]	Includes 4,164 and 5,332 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[5]	Includes 7,223 and 3,326 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[6]	The expense recognized in the condensed interim consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,938.
[7]	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,602.
[8]	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,261.
[9]	Includes 482 corresponding to fees and remunerations of Directors and Statutory Auditors of YPF’s Board of Directors. On April 30, 2021, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2020 of 194 and to approve as fees on account of such fees and remunerations for the fiscal year 2021, the sum of 463.
[10]	Includes 193 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 20, 2020, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2019 of 83 and to approve as fees on account of such fees and remunerations for the fiscal year 2020, the sum of 123.
[11]	Includes 80 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 26, 2019, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2018 of 65 and to approve as fees on account of such fees and remunerations for the fiscal year 2019, the sum of 87.
[12]	Includes 19,707 corresponding to export withholdings.
[13]	Includes 9,393 corresponding to export withholdings.
[14]	Includes 6,541 corresponding to export withholdings.